Quarterly Financial Information (Unaudited) - Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Line Items]
Revenues	$ 266,321	$ 228,129	$ 253,229	$ 238,915	$ 269,399	$ 225,232	$ 236,775	$ 220,738	$ 986,594	$ 952,144	$ 769,961
Depreciation and amortization	37,302	30,701	30,254	32,434	34,594	32,367	29,271	29,057	130,691	125,289	105,561
Operating income (loss)	(24,597)	(33,449)	31,608	21,684	19,768	13,837	31,200	14,726	(4,754)	79,531	(65,986)
Income (loss) before income taxes and discontinued operations	(16,179)	(43,253)	20,287	10,476	7,706	(722)	13,432	(2,928)	(28,669)	17,488	(132,916)
(Provision) benefit for income taxes	1,236	16,581	(11,314)	(4,469)	(2,651)	(937)	(4,799)	967	2,034	(7,420)	40,718
Income (loss) from continuing operations	(14,943)	(26,672)	8,973	6,007	5,055	(1,659)	8,633	(1,961)	(26,635)	10,068	(92,198)
Income (loss) from discontinued operations, net of taxes	(9)	(2)	(19)	21	48	53	4	4	(9)	109	3,070
Net income (loss)	$ (14,952)	$ (26,674)	$ 8,954	$ 6,028	$ 5,103	$ (1,606)	$ 8,637	$ (1,957)	$ (26,644)	$ 10,177	$ (89,128)
Net income (loss) per share	$ (0.32)	$ (0.57)	$ 0.18	$ 0.12	$ 0.11	$ (0.03)	$ 0.18	$ (0.04)	$ (0.56)	$ 0.21	$ (1.89)
Net income (loss) per share - assuming dilution	$ (0.32)	$ (0.57)	$ 0.17	$ 0.12	$ 0.10	$ (0.03)	$ 0.17	$ (0.04)	$ (0.56)	$ 0.20	$ (1.89)